FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of company's assets and derivative warrant liabilities that are measured at fair value on a recurring basis

	March 31, 2023
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$29,725,574	$—	$—

Warrant Liabilities:
Public Warrants	$345,000	$—	$—
Private Placement Warrants	$—	$—	$17,558

	December 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$29,029,416	$—	$—

Warrant Liabilities:
Public Warrants	$345,000	$—	$—
Private Placement Warrants	$—	$—	$17,558

	December 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$29,029,416	$—	$—

Warrant Liabilities:
Public Warrants	$345,000	$—	$—
Private Placement Warrants	$—	$—	$17,558

	December 31, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$117,320,973	$—	$—

Warrant Liabilities:
Public Warrants	$4,600,000	$—	$—
Private Placement Warrants	$—	$—	$251,668

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	March 31, 2023	December 31, 2022
	(Private Warrants)	(Private Warrants)
Exercise price	$11.50	$11.50
Share price	$10.69	$10.44
Expected term (years)	5.18	5.12
Probability of Acquisition	2.65%	2.75%
Volatility	3.2%	4.2%
Risk-free rate	3.53%	3.91%
Dividend yield (per share)	$0.00	$0.00

	December 31,2022	December 31,2021
	(Private Warrants)	(Private Warrants)
Exercise price	$11.50	$11.50
Share price	$10.44	$10.10
Expected term (years)	5.12	5.36
Probability of Acquisition	2.75%	100.0%
Volatility	4.2%	7.4%
Risk-free rate	3.91%	1.28%
Dividend yield (per share)	$0.00	$0.00

Schedule of change in the fair value of the warrant liabilities

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of December 31, 2022	$17,558	$345,000	$362,558
Change in valuation inputs or other assumptions(1)	—	—	—
Fair value as of March 31, 2023	$17,558	$345,000	$362,558

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of December 31, 2021	$251,668	$4,600,000	$4,851,668
Change in valuation inputs or other assumptions(1)	(117,640)	(2,645,000)	(2,762,640)
Fair value as of March 31, 2022	$134,028	$1,955,000	$2,089,028
(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the consolidated statement of operations.

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of February 8, 2021(inception)	$—	$—	$—
Change in valuation inputs or other assumptions(1)	251,668	4,600,000	4,851,668
Fair value as of December 31, 2021	251,668	4,600,000	4,851,668
Change in valuation inputs or other assumptions(1)	(234,110)	(4,255,000)	(4,489,110)
Fair value as of December 31, 2022	$17,558	$345,000	$362,558
(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the consolidated statement of operations.